Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 149,191	$ 444,088
Other Comprehensive income:
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations (Note 10)	0	518
Total Other Comprehensive income	0	518
Total Comprehensive income	$ 149,191	$ 444,606